Equity (Tables)	6 Months Ended
Jun. 30, 2014
Equity
Schedule of reconciliation of beginning and ending carrying amounts of consolidated and combined equity

	Common Stock	Capital in Excess of Par Value	SPG Equity	Retained Earnings	Total Stockholders' Equity	Noncontrolling Interests	Total Equity
Balance, December 31, 2013	$—	$—	$1,560,989	$—	$1,560,989	$323,536	$1,884,525
Issuance of shares in connection with separation	16	707,085	(707,101)	—	—	—	—
Issuance of limited partner units	—	—	—	—	—	22,464	22,464
Noncontrolling interest in property	—	—	—	—	—	1,032	1,032
Equity-based compensation	—	—	—	—	—	142	142
Adjustments to noncontrolling interests	—	12,748	—	—	12,748	(12,748)	—
Distributions to SPG, net(1)	—	—	(878,209)	—	(878,209)	(181,978)	(1,060,187)
Purchase of noncontrolling interest	—	—	—	—	—	(845)	(845)
Net income	—	—	24,321	79,872	104,193	21,590	125,783

Balance, June 30, 2014	$16	$719,833	$—	$79,872	$799,721	$173,193	$972,914

(1)
Amount includes approximately $1.0 billion of proceeds on new indebtedness retained by SPG L.P. as part of the separation (see Note 5).